UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — 59.1%
Aerospace & defense — 1.2%
Axon Enterprise, Inc.*	62	$33,489
Boeing Co.*	4,001	756,189
General Dynamics Corp.	214	73,109
General Electric Co.	884	263,830
Howmet Aerospace, Inc.	338	69,151
Huntington Ingalls Industries, Inc.	35	10,977
L3Harris Technologies, Inc.	158	44,033
Lockheed Martin Corp.	170	77,836
Northrop Grumman Corp.	1,777	1,016,888
RTX Corp.	1,118	195,549
Textron, Inc.	174	14,470
TransDigm Group, Inc.	47	63,928

		2,619,449

Air freight & logistics — 0.1%
CH Robinson Worldwide, Inc.	108	17,158
Expeditors International of Washington, Inc.	127	18,656
FedEx Corp.	190	52,379
United Parcel Service, Inc., Class B	592	56,708

		144,901

Automobile components — 0.3%
Aptiv PLC*	9,978	773,794

Automobiles — 0.8%
Ford Motor Co.	3,340	44,355
General Motors Co.	810	59,551
Tesla, Inc.*	3,851	1,656,585

		1,760,491

Banks — 2.0%
Bank of America Corp.	6,781	363,801
Citigroup, Inc.	1,860	192,696
Citizens Financial Group, Inc.	351	18,989
Fifth Third Bancorp	639	27,771
First Citizens BancShares, Inc., Class A	469	880,731
First Horizon Corp.	41,056	917,191
Huntington Bancshares, Inc.	1,568	25,558
JPMorgan Chase & Co.	2,729	854,395
KeyCorp	998	18,343
M&T Bank Corp.	160	30,435
PNC Financial Services Group, Inc.	406	77,432
Regions Financial Corp.	816	20,767
Truist Financial Corp.	1,283	59,660
U.S. Bancorp	1,582	77,597
Wells Fargo & Co.	12,501	1,073,211

		4,638,577

Beverages — 0.1%
Celsius Holdings, Inc.*	5,118	209,531

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Biotechnology — 0.4%
AbbVie, Inc.	1,487	$338,590
Amgen, Inc.	456	157,530
Biogen, Inc.*	125	22,761
Gilead Sciences, Inc.	1,045	131,503
Incyte Corp.*	113	11,804
Moderna, Inc.*,[1]	300	7,794
Regeneron Pharmaceuticals, Inc.	86	67,096
Vertex Pharmaceuticals, Inc.*	214	92,793

		829,871

Broadline retail — 3.1%
Amazon.com, Inc.*	29,640	6,912,641
eBay, Inc.	363	30,053

		6,942,694

Building products — 1.1%
A.O. Smith Corp.	133	8,775
Advanced Drainage Systems, Inc.	5,341	813,862
Allegion PLC	79	13,116
Builders FirstSource, Inc.*	104	11,672
Carrier Global Corp.	636	34,904
Johnson Controls International PLC	6,827	794,048
Lennox International, Inc.	25	12,472
Masco Corp.	155	10,055
Owens Corning	6,718	760,746
Trane Technologies PLC	187	78,817

		2,538,467

Capital markets — 1.4%
Ameriprise Financial, Inc.	94	42,840
Bank of New York Mellon Corp.	677	75,892
Blackrock, Inc.	1,038	1,087,097
Blackstone, Inc.	734	107,472
Cboe Global Markets, Inc.	109	28,141
Charles Schwab Corp.	1,679	155,694
CME Group, Inc.	355	99,918
Coinbase Global, Inc., Class A*	225	61,384
FactSet Research Systems, Inc.[1]	47	13,032
Franklin Resources, Inc.	218	4,925
Goldman Sachs Group, Inc.	297	245,334
Interactive Brokers Group, Inc., Class A	453	29,454
Intercontinental Exchange, Inc.	571	89,818
Invesco Ltd.	391	9,560
KKR & Co., Inc.	691	84,516
Moody’s Corp.	157	77,052
Morgan Stanley	1,206	204,610
MSCI, Inc.	79	44,534
Nasdaq, Inc.	414	37,641
Northern Trust Corp.	185	24,298
Raymond James Financial, Inc.	194	30,369

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Capital markets — (concluded)
Robinhood Markets, Inc., Class A*	785	$100,865
S&P Global, Inc.	1,137	567,170
State Street Corp.	272	32,373
T. Rowe Price Group, Inc.	193	19,759

		3,273,748

Chemicals — 0.6%
Air Products & Chemicals, Inc.	71	18,534
Albemarle Corp.	38	4,940
CF Industries Holdings, Inc.	60	4,722
Corteva, Inc.	238	16,058
Dow, Inc.	260	6,201
DuPont de Nemours, Inc.	147	5,846
Ecolab, Inc.	74	20,362
International Flavors & Fragrances, Inc.	12,434	863,914
Linde PLC	154	63,189
LyondellBasell Industries NV, Class A	111	5,438
Mosaic Co.	193	4,727
PPG Industries, Inc.	52	5,202
Sherwin-Williams Co.	69	23,715
Westlake Corp.[1]	5,863	391,707

		1,434,555

Commercial services & supplies — 0.3%
Cintas Corp.	278	51,714
Copart, Inc.*	778	30,326
Republic Services, Inc.	195	42,327
Rollins, Inc.	203	12,480
Veralto Corp.	185	18,726
Waste Management, Inc.	2,533	551,865

		707,438

Communications equipment — 0.5%
Arista Networks, Inc.*	6,892	900,646
Cisco Systems, Inc.	3,432	264,058
F5, Inc.*	57	13,632
Motorola Solutions, Inc.	145	53,604

		1,231,940

Construction & engineering — 0.0%†
EMCOR Group, Inc.	34	20,912
Quanta Services, Inc.	128	59,505

		80,417

Construction materials — 0.3%
Martin Marietta Materials, Inc.	12	7,479
Vulcan Materials Co.	2,106	625,987

		633,466

Consumer finance — 1.0%
American Express Co.	539	196,881
Capital One Financial Corp.	9,161	2,006,900

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Consumer finance — (concluded)
Synchrony Financial	384	$29,706

		2,233,487

Consumer staples distribution & retail — 0.7%
Dollar General Corp.	6,964	762,488
Walmart, Inc.	6,453	713,121

		1,475,609

Containers & packaging — 0.0%†
Amcor PLC	688	5,862
Ball Corp.	108	5,349
International Paper Co.	186	7,343
Smurfit WestRock PLC	190	6,781

		25,335

Distributors — 0.0%†
Genuine Parts Co.	130	16,952
LKQ Corp.	196	5,819
Pool Corp.	32	7,795

		30,566

Diversified telecommunication services — 0.1%
AT&T, Inc.	6,646	172,929
Verizon Communications, Inc.	3,931	161,603

		334,532

Electric utilities — 1.3%
Alliant Energy Corp.	494	34,318
American Electric Power Co., Inc.	1,042	128,968
Constellation Energy Corp.	597	217,523
Duke Energy Corp.	1,514	187,645
Edison International	714	42,047
Entergy Corp.	868	84,647
Evergy, Inc.	404	31,371
Eversource Energy	708	47,563
Exelon Corp.	1,992	93,863
FirstEnergy Corp.	1,023	48,818
NextEra Energy, Inc.	18,126	1,564,093
NRG Energy, Inc.	377	63,898
PG&E Corp.	4,206	67,801
Pinnacle West Capital Corp.	244	22,170
PPL Corp.	1,355	50,000
Southern Co.	2,112	192,445
Xcel Energy, Inc.	1,156	94,919

		2,972,089

Electrical equipment — 0.9%
AMETEK, Inc.	181	35,818
Eaton Corp. PLC	2,522	872,335
Emerson Electric Co.	463	61,755
GE Vernova, Inc.	226	135,548
Generac Holdings, Inc.*	56	8,491
Hubbell, Inc.	48	20,709
Regal Rexnord Corp.	5,758	840,610

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Electrical equipment — (concluded)
Rockwell Automation, Inc.	92	$36,419

		2,011,685

Electronic equipment, instruments & components — 0.2%
Amphenol Corp., Class A	1,070	150,763
CDW Corp.	106	15,287
Corning, Inc.	698	58,772
Jabil, Inc.	100	21,071
Keysight Technologies, Inc.*	154	30,484
TE Connectivity PLC	273	61,739
Teledyne Technologies, Inc.*	53	26,475
Trimble, Inc.*	183	14,900
Zebra Technologies Corp., Class A*	56	14,154

		393,645

Energy equipment & services — 0.0%†
Baker Hughes Co.	541	27,158
Halliburton Co.	478	12,533
SLB Ltd.	818	29,645

		69,336

Entertainment — 1.7%
Electronic Arts, Inc.	211	42,628
Liberty Media Corp./Liberty Formula One, Class C*	5,618	539,216
Live Nation Entertainment, Inc.*,[1]	165	21,689
Netflix, Inc.*	4,033	433,870
Spotify Technology SA*	1,080	646,780
Take-Two Interactive Software, Inc.*	4,184	1,029,557
TKO Group Holdings, Inc.	69	13,378
Walt Disney Co.	11,191	1,169,124
Warner Bros Discovery, Inc.*	2,277	54,648

		3,950,890

Financial services — 3.3%
Apollo Global Management, Inc.	5,628	742,052
Berkshire Hathaway, Inc., Class B*	4,641	2,384,592
Block, Inc.*	544	36,339
Corpay, Inc.*	80	23,664
Fidelity National Information Services, Inc.	478	31,438
Fiserv, Inc.*	521	32,026
Global Payments, Inc.	211	15,986
Jack Henry & Associates, Inc.	3,763	656,568
Klarna Group PLC*	6,222	195,807
Mastercard, Inc., Class A	3,425	1,885,565
PayPal Holdings, Inc.	967	60,621
Visa, Inc., Class A	1,677	560,856
Voya Financial, Inc.	11,307	794,882

		7,420,396

Food products — 0.3%
Kraft Heinz Co.	28,976	739,178

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Gas utilities — 0.0%†
Atmos Energy Corp.	309	$54,498

Ground transportation — 0.3%
CSX Corp.	1,545	54,631
JB Hunt Transport Services, Inc.	36	6,263
Lyft, Inc., Class A*	16,447	345,880
Norfolk Southern Corp.	190	55,497
Old Dominion Freight Line, Inc.	177	23,946
Uber Technologies, Inc.*	1,740	152,320
Union Pacific Corp.	502	116,379

		754,916

Health care equipment & supplies — 1.1%
Abbott Laboratories	1,447	186,518
ABIOMED, Inc.*,[2]	76	127
Align Technology, Inc.*	65	9,567
Baxter International, Inc.[1]	301	5,641
Becton Dickinson & Co.	225	43,655
Boston Scientific Corp.*	6,831	693,893
Cooper Cos., Inc.*	10,222	796,601
Dexcom, Inc.*	330	20,945
Edwards Lifesciences Corp.*	512	44,375
GE HealthCare Technologies, Inc.	377	30,156
Hologic, Inc.*	192	14,394
IDEXX Laboratories, Inc.*	72	54,207
Insulet Corp.*	65	21,267
Intuitive Surgical, Inc.*	294	168,603
Medtronic PLC	1,063	111,966
ResMed, Inc.	131	33,514
Solventum Corp.*	140	11,936
STERIS PLC	88	23,433
Stryker Corp.	284	105,415
Zimmer Biomet Holdings, Inc.[1]	174	16,969

		2,393,182

Health care providers & services — 0.7%
Cardinal Health, Inc.	205	43,513
Cencora, Inc.	152	56,077
Centene Corp.*	384	15,107
Cigna Group	222	61,556
CVS Health Corp.	1,043	83,816
DaVita, Inc.*	40	4,787
Elevance Health, Inc.	183	61,902
HCA Healthcare, Inc.	141	71,669
Henry Schein, Inc.*	102	7,606
Humana, Inc.	107	26,297
Labcorp Holdings, Inc.	77	20,696
McKesson Corp.	105	92,518
Molina Healthcare, Inc.*	42	6,227
Quest Diagnostics, Inc.	90	17,026
UnitedHealth Group, Inc.	3,302	1,088,901

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Health care providers & services — (concluded)
Universal Health Services, Inc., Class B	45	$10,963

		1,668,661

Health care REITs — 0.2%
Welltower, Inc.	2,597	540,747

Hotels, restaurants & leisure — 0.6%
Airbnb, Inc., Class A*	346	40,479
Booking Holdings, Inc.	28	137,611
Carnival Corp.*,[1]	892	22,996
Chipotle Mexican Grill, Inc.*	1,122	38,731
Darden Restaurants, Inc.	110	19,754
Domino’s Pizza, Inc.	22	9,232
DoorDash, Inc., Class A*	296	58,718
Expedia Group, Inc.	105	26,847
Hilton Worldwide Holdings, Inc.	190	54,156
Las Vegas Sands Corp.	258	17,585
Marriott International, Inc., Class A	179	54,557
McDonald’s Corp.	600	187,092
MGM Resorts International*	139	4,905
Norwegian Cruise Line Holdings Ltd.*	360	6,646
Royal Caribbean Cruises Ltd.	2,006	534,097
Starbucks Corp.	945	82,319
Wynn Resorts Ltd.	75	9,651
Yum! Brands, Inc.	223	34,166

		1,339,542

Household durables — 0.1%
DR Horton, Inc.	225	35,777
Garmin Ltd.	126	24,610
Lennar Corp., Class A	172	22,584
Mohawk Industries, Inc.*	38	4,404
NVR, Inc.*	3	22,522
PulteGroup, Inc.	151	19,206

		129,103

Independent power and renewable electricity producers — 0.1%
AES Corp.	1,218	17,125
Vistra Corp.	600	107,316

		124,441

Industrial conglomerates — 0.1%
3M Co.	447	76,906
Honeywell International, Inc.	519	99,747

		176,653

Industrial REITs — 0.4%
Prologis, Inc.	7,083	910,378

Insurance — 1.1%
Aflac, Inc.	438	48,316
Allstate Corp.	270	57,505
American International Group, Inc.	545	41,507
Aon PLC, Class A	216	76,447

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Insurance — (concluded)
Arch Capital Group Ltd.*	362	$33,999
Arthur J Gallagher & Co.	260	64,381
Assurant, Inc.	67	15,287
Brown & Brown, Inc.	261	20,992
Chubb Ltd.	363	107,513
Cincinnati Financial Corp.	165	27,652
Erie Indemnity Co., Class A	26	7,683
Everest Group Ltd.	49	15,400
Globe Life, Inc.	84	11,317
Hartford Insurance Group, Inc.	257	35,217
Loews Corp.	131	14,131
Marsh & McLennan Cos., Inc.	4,219	773,976
MetLife, Inc.	541	41,419
Principal Financial Group, Inc.	232	19,678
Progressive Corp.	4,117	941,929
Prudential Financial, Inc.	347	37,563
Travelers Cos., Inc.	220	64,429
W.R. Berkley Corp.	257	19,966
Willis Towers Watson PLC	103	33,063

		2,509,370

Interactive media & services — 5.3%
Alphabet, Inc., Class A	22,117	7,081,421
Alphabet, Inc., Class C	4,439	1,421,013
Match Group, Inc.	278	9,260
Meta Platforms, Inc., Class A	5,463	3,539,751

		12,051,445

IT services — 0.4%
Accenture PLC, Class A	535	133,750
Akamai Technologies, Inc.*	149	13,338
Cognizant Technology Solutions Corp., Class A	406	31,550
EPAM Systems, Inc.*	52	9,724
Gartner, Inc.*	70	16,292
GoDaddy, Inc., Class A*	130	16,622
International Business Machines Corp.	806	248,716
Shopify, Inc., Class A*	2,970	471,161
VeriSign, Inc.	78	19,655

		960,808

Leisure products — 0.0%†
Hasbro, Inc.	116	9,582

Life sciences tools & services — 0.7%
Agilent Technologies, Inc.	240	36,840
Bio-Rad Laboratories, Inc., Class A*	3,160	1,026,558
Bio-Techne Corp.[1]	124	7,999
Charles River Laboratories International, Inc.*	35	6,235
Danaher Corp.	535	121,327
IQVIA Holdings, Inc.*	148	34,041

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Life sciences tools & services — (concluded)
Mettler-Toledo International, Inc.*	22	$32,488
Revvity, Inc.[1]	105	10,963
Thermo Fisher Scientific, Inc.	314	185,521
Waters Corp.*	51	20,574
West Pharmaceutical Services, Inc.	68	18,853

		1,501,399

Machinery — 1.2%
Caterpillar, Inc.	390	224,546
Cummins, Inc.	117	58,264
Deere & Co.	215	99,865
Dover Corp.	140	25,939
Fortive Corp.	239	12,782
Gates Industrial Corp. PLC*	27,059	615,863
IDEX Corp.	60	10,436
Illinois Tool Works, Inc.	223	55,589
Ingersoll Rand, Inc.	15,757	1,265,917
Nordson Corp.	42	9,982
Otis Worldwide Corp.	343	30,475
PACCAR, Inc.	473	49,864
Parker-Hannifin Corp.	109	93,925
Pentair PLC	161	16,944
Snap-on, Inc.	38	12,922
Stanley Black & Decker, Inc.	153	10,943
Westinghouse Air Brake Technologies Corp.	140	29,197
Xylem, Inc.	201	28,275

		2,651,728

Media — 0.1%
Charter Communications, Inc., Class A*,[1]	86	17,210
Comcast Corp., Class A	3,549	94,723
Fox Corp., Class A	199	13,034
Fox Corp., Class B	92	5,360
News Corp., Class A	398	10,221
News Corp., Class B1	99	2,914
Omnicom Group, Inc.[1]	279	19,982
Paramount Skydance Corp., Class B	193	3,092
Trade Desk, Inc., Class A*	427	16,892

		183,428

Metals & mining — 0.0%†
Freeport-McMoRan, Inc.	467	20,072
Newmont Corp.	361	32,753
Nucor Corp.	77	12,281
Steel Dynamics, Inc.	38	6,378

		71,484

Multi-utilities — 0.3%
Ameren Corp.	512	54,451
CenterPoint Energy, Inc.	1,207	48,256

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Multi-utilities — (concluded)
CMS Energy Corp.	566	$42,699
Consolidated Edison, Inc.	678	68,044
Dominion Energy, Inc.	1,614	101,311
DTE Energy Co.	408	55,908
NiSource, Inc.	924	40,776
Public Service Enterprise Group, Inc.	992	82,852
Sempra	1,291	122,284
WEC Energy Group, Inc.	618	69,259

		685,840

Oil, gas & consumable fuels — 1.7%
APA Corp.	209	5,219
Chevron Corp.	1,089	164,581
ConocoPhillips	744	65,985
Coterra Energy, Inc.	423	11,353
Devon Energy Corp.	19,588	725,931
Diamondback Energy, Inc.	98	14,954
EOG Resources, Inc.	294	31,708
EQT Corp.	336	20,449
Expand Energy Corp.	10,254	1,250,270
Exxon Mobil Corp.	5,038	584,005
Kinder Morgan, Inc.	1,055	28,823
Marathon Petroleum Corp.	161	31,191
Occidental Petroleum Corp.	17,326	727,692
ONEOK, Inc.	352	25,633
Phillips 66	217	29,720
Targa Resources Corp.	113	19,810
Texas Pacific Land Corp.	8	6,914
Valero Energy Corp.	164	28,989
Williams Cos., Inc.	665	40,518

		3,813,745

Passenger airlines — 0.0%†
Delta Air Lines, Inc.	563	36,088
Southwest Airlines Co.	408	14,203
United Airlines Holdings, Inc.*	264	26,917

		77,208

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	29,588	1,455,730
Eli Lilly & Co.	2,505	2,694,052
Johnson & Johnson	2,028	419,634
Merck & Co., Inc.	2,085	218,570
Pfizer, Inc.	4,800	123,552
Viatris, Inc.	1,171	12,518
Zoetis, Inc.	360	46,145

		4,970,201

Professional services — 0.1%
Automatic Data Processing, Inc.	337	86,036
Broadridge Financial Solutions, Inc.	102	23,265
Dayforce, Inc.*	114	7,877

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (continued)
Professional services — (concluded)
Equifax, Inc.	117	$24,847
Jacobs Solutions, Inc.	107	14,425
Leidos Holdings, Inc.	120	22,932
Paychex, Inc.	240	26,806
Paycom Software, Inc.	41	6,608
Verisk Analytics, Inc.	126	28,359

		241,155

Semiconductors & semiconductor equipment — 8.8%
Advanced Micro Devices, Inc.*	6,947	1,511,181
Analog Devices, Inc.	430	114,096
Applied Materials, Inc.	697	175,818
Broadcom, Inc.	10,241	4,126,713
First Solar, Inc.*	86	23,471
Intel Corp.*	3,847	156,034
KLA Corp.	117	137,530
Lam Research Corp.	1,095	170,820
Marvell Technology, Inc.	6,573	587,626
Microchip Technology, Inc.	438	23,468
Micron Technology, Inc.	3,948	933,623
Monolithic Power Systems, Inc.	42	38,983
NVIDIA Corp.	59,946	10,610,442
NXP Semiconductors NV	215	41,912
ON Semiconductor Corp.*	390	19,594
Qnity Electronics, Inc., Class W/I	143	11,596
QUALCOMM, Inc.	6,393	1,074,599
Skyworks Solutions, Inc.	146	9,629
Teradyne, Inc.	123	22,373
Texas Instruments, Inc.	784	131,924

		19,921,432

Software — 6.1%
Adobe, Inc.*	376	120,369
AppLovin Corp., Class A*	1,019	610,870
Autodesk, Inc.*	184	55,815
Cadence Design Systems, Inc.*	232	72,347
Crowdstrike Holdings, Inc., Class A*	214	108,960
Datadog, Inc., Class A*	280	44,803
Fair Isaac Corp.*	21	37,922
Fortinet, Inc.*	537	43,567
Gen Digital, Inc.	471	12,420
Intuit, Inc.	248	157,252
Microsoft Corp.	18,267	8,987,547
Oracle Corp.	7,288	1,471,812
Palantir Technologies, Inc., Class A*	1,972	332,183
Palo Alto Networks, Inc.*	570	108,374
PTC, Inc.*	119	20,876
Roper Technologies, Inc.	1,373	612,660
Salesforce, Inc.	825	190,195
ServiceNow, Inc.*	183	148,671
Synopsys, Inc.*	162	67,718
Tyler Technologies, Inc.*	42	19,724

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Common stocks — (concluded)
Software — (concluded)
Workday, Inc., Class A*	198	$42,693
Zscaler, Inc.*	2,619	658,678

		13,925,456

Specialty retail — 0.6%
AutoZone, Inc.*	15	59,315
Best Buy Co., Inc.	186	14,746
Burlington Stores, Inc.*	2,269	572,310
Home Depot, Inc.	835	298,028
Lowe’s Cos., Inc.	452	109,601
O’Reilly Automotive, Inc.*	697	70,885
Ross Stores, Inc.	272	47,970
TJX Cos., Inc.	906	137,639
Tractor Supply Co.	443	24,268
Ulta Beauty, Inc.*	43	23,170
Williams-Sonoma, Inc.	98	17,641

		1,375,573

Technology hardware, storage & peripherals — 4.1%
Apple, Inc.	32,149	8,964,749
Dell Technologies, Inc., Class C	246	32,804
Hewlett Packard Enterprise Co.	1,086	23,751
HP, Inc.	842	20,562
NetApp, Inc.	148	16,511
Sandisk Corp.*	109	24,337
Seagate Technology Holdings PLC	176	48,697
Super Micro Computer, Inc.*,[1]	455	15,402
Western Digital Corp.	320	52,265

		9,199,078

Textiles, apparel & luxury goods — 0.2%
Deckers Outdoor Corp.*	144	12,676
Lululemon Athletica, Inc.*	97	17,865
NIKE, Inc., Class B	6,692	432,504
Ralph Lauren Corp.	29	10,653
Tapestry, Inc.	153	16,720

		490,418

Tobacco — 0.4%
Philip Morris International, Inc.	5,503	866,612

Trading companies & distributors — 0.1%
Fastenal Co.	903	36,481
United Rentals, Inc.	55	44,835
WW Grainger, Inc.	38	36,048

		117,364

Water utilities — 0.0%†
American Water Works Co., Inc.	376	48,906

Wireless telecommunication services — 0.4%
T-Mobile U.S., Inc.	4,184	874,498

Total common stocks (cost — $102,171,388)		134,114,938

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Number of shares	Value
Preferred stocks — 0.0%†
Financial services — 0.0%†
SquareTwo Financial Corp.*,[2,3] (cost — $0)	35,000	$0

Exchange traded funds — 3.5%
iShares Core S&P Mid-Cap ETF[1]	54,995	3,648,368
SPDR Bloomberg Emerging Markets Local Bond ETF1	208,988	4,461,894

Total exchange traded funds (cost — $7,264,814)		8,110,262

	Face amount
Asset-backed securities — 2.9%
CCG Receivables Trust,
Series 2024-1, Class A2,
4.990%, due 03/15/32[4]	$318,902	321,589
Dell Equipment Finance Trust,
Series 2023-2, Class B,
5.770%, due 01/22/29[4]	525,000	527,571
Series 2024-1, Class D,
6.120%, due 09/23/30[4]	150,000	152,502
DLLMT LLC,
Series 2024-1A, Class A3,
4.840%, due 08/21/28[4]	475,000	479,202
Drive Auto Receivables Trust,
Series 2024-1, Class A3,
5.350%, due 02/15/28	11,947	11,953
Enterprise Fleet Financing LLC,
Series 2025-2, Class A2,
4.510%, due 02/22/28[4]	200,000	200,820
Series 2024-4, Class A2,
4.690%, due 07/20/27[4]	801,250	803,695
Series 2023-2, Class A2,
5.560%, due 04/22/30[4]	216,588	217,813
Series 2024-2, Class A2,
5.740%, due 12/20/26[4]	59,256	59,502
Exeter Automobile Receivables Trust,
Series 2024-4A, Class C,
5.480%, due 08/15/30	150,000	151,388
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class DRR,
3 mo. USD Term SOFR + 2.900%
6.784%, due 10/20/34[4,5]	470,000	471,290
HPEFS Equipment Trust,
Series 2025-1A, Class D,
4.990%, due 03/21/33[4]	650,000	656,353
Series 2024-1A, Class B,
5.180%, due 05/20/31[4]	925,000	928,343

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Asset-backed securities — (concluded)
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class B,
4.940%, due 08/15/29[4]	$275,000	$278,775
OHA Credit Partners XV Ltd.,
Series 2017-15A, Class D2R,
3 mo. USD Term SOFR + 4.500%
8.384%, due 04/20/37[4,5]	250,000	252,202
OneMain Financial Issuance Trust,
Series 2020-2A, Class A,
1.750%, due 09/14/35[4]	495,760	487,472
Series 2020-2A, Class B,
2.210%, due 09/14/35[4]	300,000	288,307
Santander Drive Auto Receivables Trust,
Series 2025-3, Class C,
4.680%, due 09/15/31	150,000	151,090
Series 2022-5, Class C,
4.740%, due 10/16/28	147,425	147,515

Total asset-backed securities (cost — $6,592,093)		6,587,382

Corporate bonds — 15.9%
Advertising — 0.0%†
Clear Channel Outdoor Holdings, Inc.
7.750%, due 04/15/28[4]	37,000	37,011
7.875%, due 04/01/30[4]	52,000	54,787

		91,798

Aerospace & defense — 0.4%
AAR Escrow Issuer LLC,
6.750%, due 03/15/29[4]	140,000	145,307
Bombardier, Inc.
7.000%, due 06/01/32[4]	92,000	96,934
7.250%, due 07/01/31[4]	10,000	10,652
7.875%, due 04/15/27[4]	3,000	3,009
8.750%, due 11/15/30[4]	89,000	96,084
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	200,000	197,653
HEICO Corp.,
5.350%, due 08/01/33	100,000	104,648
TransDigm, Inc.
4.625%, due 01/15/29	25,000	24,693
6.000%, due 01/15/33[4]	96,000	98,160
6.375%, due 03/01/29[4]	45,000	46,348
6.625%, due 03/01/32[4]	68,000	70,677
7.125%, due 12/01/31[4]	10,000	10,484

		904,649

	Face amount	Value
Corporate bonds — (continued)
Agriculture — 0.0%†
Reynolds American, Inc.,
5.700%, due 08/15/35	$70,000	$73,682

Airlines — 0.5%
Allegiant Travel Co.,
7.250%, due 08/15/27[4]	201,000	203,534
American Airlines, Inc.
7.250%, due 02/15/28[4]	68,000	69,613
8.500%, due 05/15/29[4]	50,000	52,232
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[4]	44,334	44,411
5.750%, due 04/20/29[4]	80,000	80,941
Delta Air Lines Pass-Through Trust,
Series 2020-1,Class AA
2.000%, due 06/10/28	77,113	74,042
Delta Air Lines, Inc.
4.375%, due 04/19/28	100,000	100,215
5.250%, due 07/10/30	100,000	102,665
United Airlines, Inc.,
4.625%, due 04/15/29[4]	285,000	283,558
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875%, due 05/01/27[4]	90,000	90,562
9.500%, due 06/01/28[4]	41,000	42,462

		1,144,235

Auto manufacturers — 0.2%
Ford Motor Credit Co. LLC,
4.125%, due 08/17/27	275,000	272,203
General Motors Co.,
6.600%, due 04/01/36	200,000	218,890

		491,093

Auto parts & equipment — 0.1%
American Axle & Manufacturing, Inc.,
7.750%, due 10/15/33[4]	100,000	100,994
Goodyear Tire & Rubber Co.,
5.250%, due 07/15/31	200,000	188,959

		289,953

Banks — 2.1%
Bank of America Corp.,
6.110%, due 01/29/37	450,000	489,748
Bank of Nova Scotia,
(fixed, converts to FRN on 05/04/32)
4.588%, due 05/04/37[5]	100,000	97,634
Barclays PLC,
(fixed, converts to FRN on 08/09/32)
5.746%, due 08/09/33[5]	200,000	211,380
Canadian Imperial Bank of Commerce,
6.092%, due 10/03/33	150,000	164,178

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (concluded)
Citigroup, Inc.
(fixed, converts to FRN on 03/20/29)
3.980%, due 03/20/30[5]	$175,000	$173,690
6.675%, due 09/13/43	200,000	225,885
Deutsche Bank AG,
(fixed, converts to FRN on 01/07/27)
2.552%, due 01/07/28[5]	150,000	147,174
Goldman Sachs Group, Inc.
5.150%, due 05/22/45	360,000	342,808
(fixed, converts to FRN on 02/10/30)
6.850%, due 02/10/30[5,6]	111,000	115,133
HSBC Holdings PLC,
6.500%, due 09/15/37	200,000	221,489
JPMorgan Chase & Co.,
(fixed, converts to FRN on 07/24/47)
4.032%, due 07/24/48[5]	400,000	334,343
Lloyds Banking Group PLC,
4.582%, due 12/10/25	400,000	399,959
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27	350,000	349,026
Morgan Stanley
4.300%, due 01/27/45	275,000	241,144
4.350%, due 09/08/26	590,000	591,450
(fixed, converts to FRN on 02/07/34)
5.942%, due 02/07/39[5]	100,000	105,556
PNC Financial Services Group, Inc.,
(fixed, converts to FRN on 01/24/33)
5.068%, due 01/24/34[5]	100,000	102,815
Royal Bank of Canada,
2.300%, due 11/03/31	250,000	225,455
Societe Generale SA,
4.000%, due 01/12/27[4]	200,000	199,401

		4,738,268

Beverages — 0.1%
Anheuser-Busch Cos.
LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.700%, due 02/01/36	75,000	74,946
4.900%, due 02/01/46	130,000	122,437

		197,383

Biotechnology — 0.1%
Amgen, Inc.,
5.250%, due 03/02/33	150,000	156,339

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Biotechnology — (concluded)
Gilead Sciences, Inc.,
4.750%, due 03/01/46	$50,000	$46,286

		202,625

Building Materials — 0.1%
Carrier Global Corp.,
6.200%, due 03/15/54	100,000	109,904
Knife River Corp.,
7.750%, due 05/01/31[4]	45,000	47,328
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[4]	51,000	51,115
8.875%, due 11/15/31[4]	78,000	82,786

		291,133

Chemicals — 0.6%
Celanese U.S. Holdings LLC
Steps Up to 7.080% on 01/15/2026
6.830%, due 07/15/29	215,000	222,275
Steps Up to 7.379% on 01/15/2026
6.879%, due 07/15/32	250,000	255,053
CF Industries, Inc.,
5.150%, due 03/15/34	200,000	201,902
Chemours Co.
4.625%, due 11/15/29[4]	45,000	40,198
8.000%, due 01/15/33[4]	64,000	62,265
Huntsman International LLC,
4.500%, due 05/01/29	180,000	172,211
LYB International Finance II BV,
3.500%, due 03/02/27	150,000	149,131
NOVA Chemicals Corp.
8.500%, due 11/15/28[4]	11,000	11,523
9.000%, due 02/15/30[4]	40,000	42,798
Olin Corp.,
5.625%, due 08/01/29	100,000	100,291

		1,257,647

Commercial services — 0.3%
ADT Security Corp.,
4.875%, due 07/15/32[4]	90,000	87,240
Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.,
8.250%, due 01/15/30[4]	10,000	10,298
Block, Inc.,
6.500%, due 05/15/32	22,000	22,992
Brink’s Co.,
6.500%, due 06/15/29[4]	255,000	263,304
Global Payments, Inc.,
5.950%, due 08/15/52	100,000	96,083
Herc Holdings, Inc.,
6.625%, due 06/15/29[4]	33,000	34,224
PayPal Holdings, Inc.,
5.500%, due 06/01/54	50,000	49,500

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Commercial services — (concluded)
Quanta Services, Inc.,
2.350%, due 01/15/32	$100,000	$88,541
Service Corp. International,
5.750%, due 10/15/32	10,000	10,204
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.,
6.750%, due 08/15/32[4]	42,000	43,655
United Rentals North America, Inc.,
6.125%, due 03/15/34[4]	59,000	61,620

		767,661

Computers — 0.4%
Ahead DB Holdings LLC,
6.625%, due 05/01/28[4]	45,000	45,149
Apple, Inc.
3.450%, due 02/09/45	100,000	79,708
3.850%, due 05/04/43	160,000	137,666
ASGN, Inc.,
4.625%, due 05/15/28[4]	161,000	157,734
International Business Machines Corp.,
5.875%, due 11/29/32	175,000	190,485
KBR, Inc.,
4.750%, due 09/30/28[4]	41,000	40,231
Kyndryl Holdings, Inc.,
6.350%, due 02/20/34	200,000	211,468
McAfee Corp.,
7.375%, due 02/15/30[4]	134,000	116,923
Seagate Data Storage Technology Pte. Ltd.,
8.250%, due 12/15/29[4]	25,000	26,559

		1,005,923

Cosmetics/Personal Care — 0.0%†
Perrigo Finance Unlimited Co.,
6.125%, due 09/30/32	15,000	14,644

Diversified financial services — 1.5%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
3.300%, due 01/30/32	250,000	231,584
Bread Financial Holdings, Inc.,
(fixed, converts to FRN on 06/15/30)
8.375%, due 06/15/35[4,5]	59,000	60,476
Capital One Financial Corp.
3.750%, due 07/28/26	200,000	199,368
(fixed, converts to FRN on 02/01/33)
5.817%, due 02/01/34[5]	450,000	473,747
CME Group, Inc.,
3.750%, due 06/15/28	150,000	150,062

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Diversified financial services — (concluded)
Freedom Mortgage Holdings LLC
9.125%, due 05/15/31[4]	$49,000	$52,431
9.250%, due 02/01/29[4]	156,000	163,547
GGAM Finance Ltd.
6.875%, due 04/15/29[4]	145,000	150,456
8.000%, due 02/15/27[4]	100,000	102,289
Jane Street Group/JSG Finance, Inc.,
7.125%, due 04/30/31[4]	121,000	127,465
Jerrold Finco PLC,
7.875%, due 04/15/30[7]	100,000	135,437
Macquarie Airfinance Holdings Ltd.,
6.500%, due 03/26/31[4]	33,000	35,385
Navient Corp.
5.000%, due 03/15/27	40,000	39,965
6.750%, due 06/15/26	484,000	489,129
11.500%, due 03/15/31	44,000	49,173
OneMain Finance Corp.
6.125%, due 05/15/30	30,000	30,482
6.750%, due 03/15/32	243,000	248,355
PRA Group, Inc.
8.375%, due 02/01/28[4]	35,000	35,755
8.875%, due 01/31/30[4]	52,000	53,908
Rocket Cos., Inc.
6.125%, due 08/01/30[4]	250,000	259,516
7.125%, due 02/01/32[4]	59,000	62,031
Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.,
2.875%, due 10/15/26[4]	150,000	147,570

		3,298,131

Electric — 1.3%
Berkshire Hathaway Energy Co.,
4.450%, due 01/15/49	50,000	42,262
Calpine Corp.
4.625%, due 02/01/29[4]	30,000	29,779
5.125%, due 03/15/28[4]	77,000	77,216
Clearway Energy Operating LLC,
4.750%, due 03/15/28[4]	65,000	64,985
Consolidated Edison Co. of New York, Inc.,
5.900%, due 11/15/53	100,000	104,320
DTE Electric Co.
Series A,
3.000%, due 03/01/32	200,000	185,743
5.200%, due 03/01/34	100,000	104,082
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	250,000	208,434
Edison International,
(fixed, converts to FRN on 06/15/29)
7.875%, due 06/15/54[5]	37,000	38,482

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Electric — (concluded)
Eversource Energy,
5.500%, due 01/01/34	$200,000	$206,737
Exelon Corp.
3.400%, due 04/15/26	70,000	69,800
4.450%, due 04/15/46	200,000	171,054
FirstEnergy Corp.,
Series C,
4.850%, due 07/15/47	75,000	66,556
Florida Power & Light Co.,
5.950%, due 02/01/38	45,000	49,226
Georgia Power Co.,
Series B,
3.700%, due 01/30/50	200,000	153,056
National Rural Utilities Cooperative
Finance Corp.,
3.900%, due 11/01/28	100,000	99,907
NRG Energy, Inc.
3.625%, due 02/15/31[4]	66,000	61,766
6.000%, due 02/01/33[4]	67,000	68,420
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	40,000	31,935
PG&E Corp.,
5.000%, due 07/01/28	96,000	95,300
Pike Corp.,
8.625%, due 01/31/31[4]	59,000	62,375
Public Service Electric & Gas Co.,
2.450%, due 01/15/30	250,000	235,550
San Diego Gas & Electric Co.,
4.100%, due 06/15/49	100,000	80,463
Sempra,
6.000%, due 10/15/39	150,000	158,257
Southern California Edison Co.,
3.650%, due 02/01/50	175,000	123,770
Southwestern Electric Power Co.,
3.250%, due 11/01/51	100,000	66,932
Talen Energy Supply LLC,
8.625%, due 06/01/30[4]	118,000	125,096
Vistra Corp.,
(fixed, converts to FRN on 12/15/26)
7.000%, due 12/15/26[4,5,6]	102,000	103,438

		2,884,941

Electrical components & equipment — 0.1%
Energizer Holdings, Inc.
4.375%, due 03/31/29[4]	121,000	115,114
4.750%, due 06/15/28[4]	180,000	177,760

		292,874

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Electronics — 0.1%
Allegion U.S. Holding Co., Inc.,
5.600%, due 05/29/34	$150,000	$158,042

Energy-Alternate Sources — 0.0%†
TerraForm Power Operating LLC,
4.750%, due 01/15/30[4]	97,000	93,251

Engineering & construction — 0.1%
Arcosa, Inc.,
6.875%, due 08/15/32[4]	37,000	38,878
Artera Services LLC,
8.500%, due 02/15/31[4]	89,000	76,936
Brundage-Bone Concrete Pumping
Holdings, Inc.,
7.500%, due 02/01/32[4]	5,000	5,066

		120,880

Entertainment — 0.1%
Caesars Entertainment, Inc.
6.000%, due 10/15/32[4]	55,000	52,472
6.500%, due 02/15/32[4]	25,000	25,429
Light & Wonder International, Inc.,
7.500%, due 09/01/31[4]	67,000	70,203
Warnermedia Holdings, Inc.,
4.054%, due 03/15/29	135,000	130,949

		279,053

Food — 0.2%
J.M. Smucker Co.
6.200%, due 11/15/33	100,000	108,910
6.500%, due 11/15/43	100,000	108,811
Kroger Co.,
3.875%, due 10/15/46	150,000	118,064

		335,785

Gas — 0.0%†
NiSource, Inc.,
5.350%, due 04/01/34	100,000	103,624

Healthcare-products — 0.1%
Abbott Laboratories,
4.900%, due 11/30/46	50,000	47,837
Solventum Corp.,
5.600%, due 03/23/34	150,000	156,755

		204,592

Healthcare-services — 0.6%
Centene Corp.
2.450%, due 07/15/28	100,000	93,225
4.625%, due 12/15/29	50,000	48,336
CHS/Community Health Systems, Inc.
5.250%, due 05/15/30[4]	60,000	56,682
6.000%, due 01/15/29[4]	57,000	56,995
6.875%, due 04/15/29[4]	43,000	38,808
10.875%, due 01/15/32[4]	67,000	72,368

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Healthcare-services — (concluded)
DaVita, Inc.
4.625%, due 06/01/30[4]	$105,000	$101,843
6.875%, due 09/01/32[4]	25,000	26,013
HCA, Inc.,
5.250%, due 06/15/49	150,000	138,242
LifePoint Health, Inc.
9.875%, due 08/15/30[4]	77,000	82,903
10.000%, due 06/01/32[4]	15,000	15,855
11.000%, due 10/15/30[4]	75,000	82,563
Prime Healthcare Services, Inc.,
9.375%, due 09/01/29[4]	64,000	67,853
Star Parent, Inc.,
9.000%, due 10/01/30[4]	64,000	68,589
Tenet Healthcare Corp.,
6.125%, due 06/15/30	96,000	98,126
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	240,000	238,946

		1,287,347

Home builders — 0.0%†
Ashton Woods USA LLC/Ashton
Woods Finance Co.,
4.625%, due 08/01/29[4]	37,000	35,057
Installed Building Products, Inc.,
5.750%, due 02/01/28[4]	59,000	59,085

		94,142

Home furnishings — 0.1%
Whirlpool Corp.,
6.125%, due 06/15/30	150,000	151,508

Housewares — 0.0%†
Newell Brands, Inc.
6.375%, due 05/15/30	25,000	24,024
7.375%, due 04/01/36	27,000	25,065
7.500%, due 04/01/46	5,000	4,113

		53,202

Insurance — 0.4%
Allstate Corp.,
5.550%, due 05/09/35	100,000	105,384
Aon Global Ltd.,
4.750%, due 05/15/45	100,000	90,023
Berkshire Hathaway Finance Corp.,
4.250%, due 01/15/49	100,000	86,059
Hartford Insurance Group, Inc.,
6.100%, due 10/01/41	150,000	162,517
Marsh & McLennan Cos., Inc.,
5.000%, due 03/15/35	150,000	152,530
MetLife, Inc.,
4.125%, due 08/13/42	130,000	112,052
Metropolitan Life Global Funding I,
5.150%, due 03/28/33[4]	150,000	155,750

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Insurance — (concluded)
Teachers Insurance & Annuity
Association of America,
4.270%, due 05/15/47[4]	$50,000	$41,834

		906,149

Internet — 0.3%
Amazon.com, Inc.,
2.500%, due 06/03/50	150,000	92,536
Expedia Group, Inc.,
3.800%, due 02/15/28	100,000	99,333
Meta Platforms, Inc.,
5.400%, due 08/15/54	50,000	48,495
Netflix, Inc.,
4.875%, due 06/15/30[4]	100,000	103,004
Snap, Inc.,
6.875%, due 03/01/33[4]	45,000	46,356
Uber Technologies, Inc.,
4.800%, due 09/15/3[4]	150,000	150,840
Wayfair LLC,
7.250%, due 10/31/29[4]	200,000	208,049

		748,613

Investment companies — 0.3%
Blue Owl Technology Finance Corp.
6.100%, due 03/15/28[4]	172,000	172,406
6.750%, due 04/04/29	125,000	127,264
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
5.250%, due 05/15/27	189,000	186,571
6.250%, due 05/15/26	17,000	16,984
9.750%, due 01/15/29	50,000	50,373
10.000%, due 11/15/29[4]	5,000	5,028

		558,626

Iron & steel — 0.1%
Cleveland-Cliffs, Inc.
6.875%, due 11/01/29[4]	45,000	46,299
7.000%, due 03/15/32[4]	92,000	94,304
7.500%, due 09/15/31[4]	25,000	26,146

		166,749

IT services — 0.0%†
Accenture Capital, Inc.,
4.500%, due 10/04/34	100,000	99,272

Leisure time — 0.3%
Carnival Corp.,
5.875%, due 06/15/31[4]	160,000	164,744
NCL Corp. Ltd.,
6.750%, due 02/01/32[4]	131,000	132,952
Pinnacle Bidco PLC,
8.250%, due 10/11/28[7]	100,000	121,358
Royal Caribbean Cruises Ltd.
5.500%, due 04/01/28[4]	10,000	10,177
5.625%, due 09/30/31[4]	68,000	69,500

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Leisure time — (concluded)
6.000%, due 02/01/33[4]	$11,000	$11,326
6.250%, due 03/15/32[4]	30,000	31,042
7.500%, due 10/15/27	25,000	26,406
Sabre GLBL, Inc.,
10.750%, due 11/15/29[4]	57,000	50,162

		617,667

Lodging — 0.1%
Hilton Grand Vacations
Borrower LLC/Hilton Grand
Vacations Borrower, Inc.
4.875%, due 07/01/31[4]	94,000	87,063
5.000%, due 06/01/29[4]	25,000	24,021
6.625%, due 01/15/32[4]	40,000	40,740

		151,824

Machinery-diversified — 0.2%
Husky Injection Molding Systems
Ltd./Titan Co-Borrower LLC,
9.000%, due 02/15/29[4]	89,000	93,672
Regal Rexnord Corp.,
6.400%, due 04/15/33	150,000	161,753
Westinghouse Air Brake Technologies Corp.,
5.611%, due 03/11/34	150,000	159,212

		414,637

Media — 0.7%
CCO Holdings LLC/CCO Holdings
Capital Corp.
4.250%, due 02/01/31[4]	143,000	131,736
4.250%, due 01/15/34[4]	40,000	33,893
4.750%, due 03/01/30[4]	122,000	116,202
5.375%, due 06/01/29[4]	139,000	137,646
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, due 03/15/28	250,000	248,599
Comcast Corp.,
2.887%, due 11/01/51	239,000	144,604
Directv Financing LLC,
8.875%, due 02/01/30[4]	131,000	130,058
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.
5.875%, due 08/15/27[4]	7,000	7,002
10.000%, due 02/15/31[4]	13,000	12,913
DISH Network Corp.,
11.750%, due 11/15/27[4]	85,000	88,758
Nexstar Media, Inc.,
4.750%, due 11/01/28[4]	45,000	44,626
Sirius XM Radio LLC
3.875%, due 09/01/31[4]	52,000	47,414
4.125%, due 07/01/30[4]	59,000	55,865

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Media — (concluded)
5.500%, due 07/01/29[4]	$35,000	$35,180
Time Warner Cable LLC,
6.550%, due 05/01/37	25,000	25,557
Univision Communications, Inc.
4.500%, due 05/01/29[4]	40,000	38,139
7.375%, due 06/30/30[4]	63,000	63,909
8.000%, due 08/15/28[4]	20,000	20,640
8.500%, due 07/31/31[4]	65,000	67,242
Walt Disney Co.,
4.950%, due 10/15/45	120,000	114,195

		1,564,178

Mining — 0.0%†
Fortescue Treasury Pty. Ltd.
5.875%, due 04/15/30[4]	15,000	15,494
6.125%, due 04/15/32[4]	76,000	79,327

		94,821

Miscellaneous
manufacturers — 0.1%
Amsted Industries, Inc.
4.625%, due 05/15/30[4]	60,000	59,180
6.375%, due 03/15/33[4]	86,000	88,973
Axon Enterprise, Inc.,
6.250%, due 03/15/33[4]	43,000	44,644

		192,797

Office & business equipment — 0.0%†
Zebra Technologies Corp.,
6.500%, due 06/01/32[4]	33,000	34,214

Oil & gas — 0.5%
Aker BP ASA,
3.750%, due 01/15/30[4]	150,000	145,298
Ascent Resources Utica
Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[4]	87,000	87,270
6.625%, due 10/15/32[4]	50,000	51,143
Civitas Resources, Inc.,
8.750%, due 07/01/31[4]	81,000	84,349
ConocoPhillips Co.,
3.758%, due 03/15/42	50,000	41,285
EQT Corp.,
3.125%, due 05/15/26[4]	150,000	148,995
Equinor ASA,
4.800%, due 11/08/43	50,000	47,476
Exxon Mobil Corp.,
4.114%, due 03/01/46	50,000	42,644
Marathon Petroleum Corp.,
4.750%, due 09/15/44	60,000	52,147
Nabors Industries, Inc.,
9.125%, due 01/31/30[4]	37,000	38,792

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Oil & gas — (concluded)
Shell Finance U.S., Inc.,
4.375%, due 05/11/45	$100,000	$87,610
Sunoco LP,
7.250%, due 05/01/32[4]	89,000	93,926
Transocean Aquila Ltd.,
8.000%, due 09/30/28[4]	14,461	14,844
Transocean International Ltd.,
8.750%, due 02/15/30[4]	3,750	3,910
Transocean Titan Financing Ltd.,
8.375%, due 02/01/28[4]	71,238	73,197

		1,012,886

Oil & gas services — 0.3%
Archrock Partners LP/Archrock
Partners Finance Corp.,
6.250%, due 04/01/28[4]	11,000	11,068
Bristow Group, Inc.,
6.875%, due 03/01/28[4]	208,000	209,518
Kodiak Gas Services LLC,
7.250%, due 02/15/29[4]	175,000	182,457
Oceaneering International, Inc.,
6.000%, due 02/01/28	170,000	172,606
USA Compression Partners LP/USA
Compression Finance Corp.,
7.125%, due 03/15/29[4]	182,000	189,183
Weatherford International Ltd.,
8.625%, due 04/30/30[4]	15,000	15,301

		780,133

Pharmaceuticals — 0.4%
AbbVie, Inc.,
4.450%, due 05/14/46	200,000	177,447
Eli Lilly & Co.,
4.900%, due 10/15/35	100,000	102,757
Pfizer, Inc.,
7.200%, due 03/15/39	270,000	326,998
Teva Pharmaceutical Finance
Netherlands II BV,
3.750%, due 05/09/27	100,000	116,886
Teva Pharmaceutical Finance
Netherlands IV BV,
5.750%, due 12/01/30	225,000	233,507

		957,595

Pipelines — 0.8%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.,
5.375%, due 06/15/29[4]	37,000	37,122
Blue Racer Midstream LLC/Blue
Racer Finance Corp.,
7.250%, due 07/15/32[4]	82,000	87,190
Buckeye Partners LP
6.750%, due 02/01/30[4]	62,000	64,936

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Pipelines — (concluded)
6.875%, due 07/01/29[4]	$22,000	$22,917
CNX Midstream Partners LP,
4.750%, due 04/15/30[4]	105,000	100,709
Enbridge Energy Partners LP,
7.375%, due 10/15/45	100,000	118,236
Energy Transfer LP
5.400%, due 10/01/47	50,000	45,533
3 mo. USD Term SOFR + 3.279%
7.133%, due 11/01/66[5]	75,000	74,482
Howard Midstream Energy
Partners LLC,
7.375%, due 07/15/32[4]	107,000	112,937
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	150,856
5.550%, due 06/01/45	170,000	166,085
Plains All American Pipeline LP/PAA
Finance Corp.,
5.700%, due 09/15/34	200,000	207,384
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	80,000	80,469
Targa Resources Corp.,
4.200%, due 02/01/33	150,000	144,003
Venture Global LNG, Inc.
7.000%, due 01/15/30[4]	2,000	1,962
8.125%, due 06/01/28[4]	35,000	35,850
8.375%, due 06/01/31[4]	40,000	40,099
9.875%, due 02/01/32[4]	97,000	100,990
Western Midstream Operating LP
4.650%, due 07/01/26	100,000	100,108
6.150%, due 04/01/33	100,000	106,146

		1,798,014

Real estate — 0.1%
Jones Lang LaSalle, Inc.,
6.875%, due 12/01/28	200,000	214,113

Real estate investment trusts — 0.3%
Extra Space Storage LP,
5.400%, due 02/01/34	200,000	206,177
Iron Mountain, Inc.,
5.625%, due 07/15/32[4]	55,000	54,687
Ladder Capital Finance
Holdings LLLP/Ladder Capital
Finance Corp.,
4.750%, due 06/15/29[4]	45,000	44,357
MPT Operating Partnership LP/MPT
Finance Corp.,
5.000%, due 10/15/27	56,000	54,121
Public Storage Operating Co.,
2.250%, due 11/09/31	200,000	178,652
Service Properties Trust,
8.625%, due 11/15/31[4]	67,000	70,332

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Real estate investment trusts — (concluded)
Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC,
6.500%, due 02/15/29[4]	$167,000	$158,510

		766,836

Retail — 0.4%
Academy Ltd.,
6.000%, due 11/15/27[4]	45,000	45,033
Asbury Automotive Group, Inc.,
4.625%, due 11/15/29[4]	20,000	19,618
Bath & Body Works, Inc.
6.625%, due 10/01/30[4]	82,000	83,325
6.875%, due 11/01/35	25,000	25,025
Home Depot, Inc.,
3.350%, due 04/15/50	150,000	108,371
LCM Investments Holdings II LLC
4.875%, due 05/01/29[4]	90,000	88,609
8.250%, due 08/01/31[4]	41,000	43,257
Lithia Motors, Inc.,
4.375%, due 01/15/31[4]	76,000	72,941
Macy’s Retail Holdings LLC,
5.875%, due 03/15/30[4]	100,000	100,242
McDonald’s Corp.
3.800%, due 04/01/28	250,000	249,452
4.875%, due 12/09/45	20,000	18,595
Patrick Industries, Inc.,
6.375%, due 11/01/32[4]	67,000	68,621

		923,089

Semiconductors — 0.2%
Broadcom, Inc.,
4.926%, due 05/15/37[4]	150,000	150,761
NVIDIA Corp.,
2.850%, due 04/01/30	100,000	95,852
NXP BV/NXP Funding LLC,
5.550%, due 12/01/28	100,000	103,583

		350,196

Software — 0.4%
Cloud Software Group, Inc.
6.500%, due 03/31/29[4]	148,000	149,189
9.000%, due 09/30/29[4]	118,000	121,721
Microsoft Corp.
2.525%, due 06/01/50	120,000	75,859
3.500%, due 02/12/35	150,000	143,005
Open Text Corp.,
3.875%, due 12/01/29[4]	30,000	28,450
Oracle Corp.
5.375%, due 07/15/40	216,000	201,620
5.375%, due 09/27/54	100,000	85,419

		805,263

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (concluded)
Telecommunications — 0.5%
AT&T, Inc.
3.800%, due 12/01/57	$217,000	$154,153
6.000%, due 08/15/40	180,000	189,937
Cisco Systems, Inc.
5.050%, due 02/26/34	100,000	103,778
5.300%, due 02/26/54	50,000	49,001
Telecom Italia Capital SA,
7.721%, due 06/04/38	59,000	65,304
T-Mobile USA, Inc.
5.150%, due 04/15/34	200,000	205,830
5.650%, due 01/15/53	70,000	69,283
Verizon Communications, Inc.,
2.355%, due 03/15/32	209,000	184,722
Viasat, Inc.,
7.500%, due 05/30/31[4]	66,000	62,572

		1,084,580

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	160,000	157,484
Canadian Pacific Railway Co.,
3.000%, due 12/02/41	150,000	113,350
United Parcel Service, Inc.,
3.750%, due 11/15/47	50,000	39,338

		310,172

Trucking & leasing — 0.3%
FTAI Aviation Investors LLC
5.500%, due 05/01/28[4]	380,000	381,476
7.875%, due 12/01/30[4]	78,000	83,043
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.050%, due 08/01/28[4]	150,000	156,631
		621,150
Total corporate bonds (cost — $36,650,418)		36,001,640

Mortgage-backed securities — 1.0%
Bank,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	309,910
BMO Mortgage Trust,
Series 2023-C4, Class A5,
5.117%, due 02/15/56[5]	500,000	514,081
CENT Trust,
Series 2025-CITY, Class A,
5.091%, due 07/10/40[4,5]	500,000	508,814
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[5]	350,000	349,418

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Mortgage-backed securities — (concluded)
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[4,5]	$117,689	$111,924
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[4]	425,000	42,500
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A,
2.835%, due 08/10/38[4]	520,000	512,792
Residential Mortgage Loan Trust,
Series 2020-1, Class A1,
2.376%, due 01/26/60[4,5]	1,929	1,917
Verus Securitization Trust,
Series 2021-R1, Class A1,
0.820%, due 10/25/63[4,5]	33,114	32,039

Total mortgage-backed securities
(cost — $2,843,345)		2,383,395

Non-U.S. government agency obligations — 0.1%
Mexico Government International Bonds
4.750%, due 04/27/32	200,000	195,800

(cost — $204,027)
U.S. government agency obligations — 13.7%
Federal Home Loan Mortgage Corp.
2.000%, due 05/01/51	1,411,035	1,160,552
2.500%, due 05/01/52	1,167,572	1,008,275
3.000%, due 11/01/46	63,328	57,674
3.000%, due 07/01/47	79,908	72,682
3.000%, due 08/01/47	80,294	73,032
4.000%, due 05/01/47	60,498	58,638
5.000%, due 03/01/38	6,450	6,632
5.500%, due 05/01/37	30,043	31,412
5.500%, due 08/01/40	5,619	5,878
6.500%, due 08/01/28	6,437	6,584
Federal National Mortgage Association
2.000%, due 11/01/50	820,921	675,385
2.000%, due 01/01/51	400,486	329,346
2.000%, due 03/01/51	397,699	326,983
2.500%, due 04/01/50	1,177,918	1,015,687
2.500%, due 05/01/51	683,014	587,463
2.500%, due 02/01/52	911,225	792,097
2.500%, due 03/01/52	1,566,799	1,344,823
3.000%, due 11/01/48	134,410	122,263
3.000%, due 02/01/50	140,336	126,455
3.500%, due 12/01/47	53,110	49,935
3.500%, due 02/01/48	372,240	349,998
4.000%, due 12/01/39	20,085	19,774
4.000%, due 02/01/41	10,199	10,042
4.500%, due 09/01/37	58,757	59,404

	Face amount	Value
U.S. government agency obligations — (concluded)
4.500%, due 07/01/47	$31,548	$31,436
5.000%, due 10/01/39	3,242	3,331
5.000%, due 05/01/40	2,807	2,884
5.500%, due 08/01/39	5,384	5,632
7.000%, due 08/01/32	38,641	40,865
Government National Mortgage Association
2.000%, due 03/20/51	1,042,847	869,879
2.500%, due 03/20/51	1,084,106	942,352
3.000%, due 01/20/47	30,514	27,904
3.000%, due 07/20/47	82,617	75,504
3.000%, due 08/20/47	62,585	57,196
3.500%, due 04/20/47	76,979	72,281
4.000%, due 07/15/42	20,159	19,710
5.000%, due 11/20/52	477,616	479,865
6.000%, due 11/20/28	72	73
6.000%, due 02/20/29	159	162
6.000%, due 02/20/34	150,568	157,539
Government National Mortgage Association, TBA
3.500%	1,500,000	1,376,016
4.000%	925,000	877,551
4.500%	400,000	391,253
5.000%	475,000	474,345
Uniform Mortgage-Backed Security, TBA
2.000%	1,275,000	1,038,011
3.000%	2,050,000	1,820,753
3.500%	850,000	786,231
4.000%	950,000	905,045
4.500%	3,150,000	3,083,633
5.000%	2,300,000	2,295,931
5.500%	3,875,000	3,924,794
6.000%	2,950,000	3,020,771

Total U.S. government agency obligations (cost — $31,160,276)		31,071,961

U.S. Treasury obligations — 1.1%
U.S. Treasury Notes
3.625%, due 10/31/30	945,000	945,812
4.000%, due 05/31/30	775,000	788,351
4.250%, due 05/15/35	725,000	739,953

Total U.S. Treasury obligations
(cost — $2,448,227)		2,474,116
Short term investments — 9.1%
Investment companies — 2.4%
State Street Institutional
U.S. Government Money Market Fund, 3.935%[8]
(cost — $5,306,374)	5,306,374	5,306,374

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

	Face amount	Value
Short-term U.S. Treasury obligations — 6.7%
U.S. Treasury Bills
3.794%, due
04/16/26[8]	$2,200,000	$2,169,540
3.809%, due
03/19/26[8]	700,000	692,222
3.831%, due
03/19/26[8]	1,500,000	1,483,215
3.847%, due
01/29/26[8]	2,500,000	2,484,572
3.862%, due
01/27/26[8]	2,600,000	2,584,322
3.933%, due
12/23/25[8]	4,000,000	3,990,610
3.936%, due
12/23/25[8]	1,500,000	1,496,457
3.948%, due
01/15/26[8]	355,000	353,289

Total short-term U.S. treasury obligations (cost — $15,254,126)		15,254,227

Total short term investments (Cost — $20,560,500)		20,560,601

	Number of shares
Investment of cash collateral from securities loaned — 2.0%
Money market funds — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.998%[8] (cost — $4,471,580)	4,471,580	4,471,580
Total investments (cost — $214,366,668)[9] - 108.4%		245,971,675

Liabilities in excess of other assets — (8.4)%		(18,959,875)

Net assets — 100.0%		$227,011,800

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
139	USD	MSCI Emerging Markets Index Futures	December 2025	$9,357,682	$9,574,320	$216,638
111	USD	Russell 1000 Value Index Futures	December 2025	11,104,101	11,457,420	353,319
49	USD	Russell 2000 Value Index Futures	December 2025	5,943,578	6,137,495	193,917
7	USD	S&P 500 E-Mini Index Futures	December 2025	2,320,137	2,400,825	80,688
32	JPY	TSE TOPIX Index Futures	December 2025	6,558,448	6,923,210	364,762
U.S. Treasury futures buy contracts:
148	USD	U.S. Treasury Note 10 Year Futures	March 2026	$16,762,143	$16,774,875	$12,732
2	USD	U.S. Treasury Note 2 Year Futures	March 2026	417,862	417,719	(143)
157	USD	U.S. Treasury Note 5 Year Futures	March 2026	17,227,026	17,233,203	6,177

Total				$69,690,977	$70,919,067	$1,228,090
Index futures sell contracts:
48	AUD	ASX SPI 200 Index Futures	December 2025	$(6,977,583)	$(6,780,016)	$197,567
105	EUR	EURO STOXX 50 Index Futures	December 2025	(6,808,596)	(6,913,017)	(104,421)
U.S. Treasury futures sell contracts:
6	USD	Ultra U.S. Treasury Bond Futures	March 2026	$(717,891)	$(725,625)	$(7,734)

Total				$(14,504,070)	$(14,418,658)	$85,412

Net unrealized appreciation (depreciation)						$1,313,502

Centrally cleared credit default swap agreements on credit indices—buy protection[10]

Referenced obligations	Implied credit spread as of November 30, 2025[11]	Notional amount (000)	Maturity date	Payment frequency	Payments made by the Portfolio[13]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S45	N/A	USD 4,300	12/20/30	Quarterly	(1.000)%	$(94,741)	$(105,085)	$(10,344)

Centrally cleared credit default swap agreements on credit indices—sell protection[12]

Referenced obligations	Implied credit spread as of November 30, 2025[11]	Notional amount (000)	Maturity date	Payment frequency	Payments received by the Portfolio[13]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S45	N/A	USD 3,000	12/20/30	Quarterly	5.000%	$196,537	$252,570	$56,033

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	JPY	50,000,000	USD	324,917	01/13/26	$3,463
SSB	AUD	220,000	USD	143,516	01/13/26	(662)
SSB	USD	15,148,877	EUR	13,015,000	01/13/26	(12,600)

Net unrealized appreciation (depreciation)						$(9,799)

UBS U.S. Allocation Fund

Portfolio of investments — November 30, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2025 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$134,114,811	$127	$—	$134,114,938
Preferred stocks	—	—	0	0
Exchange traded funds	8,110,262	—	—	8,110,262
Asset-backed securities	—	6,587,382	—	6,587,382
Corporate bonds	—	36,001,640	—	36,001,640
Mortgage-backed securities	—	2,383,395	—	2,383,395
Non-U.S. government agency obligations	—	195,800	—	195,800
U.S. government agency obligations	—	31,071,961	—	31,071,961
U.S. Treasury obligations	—	2,474,116	—	2,474,116
Investment companies	5,306,374	—	—	5,306,374
Short-term U.S. Treasury obligations	—	15,254,227	—	15,254,227
Investment of cash collateral from securities loaned	4,471,580	—	—	4,471,580
Futures contracts	1,425,800	—	—	1,425,800
Swap agreements	—	252,570	—	252,570
Forward foreign currency contracts	—	3,463	—	3,463
Total	$153,428,827	$94,224,681	$0	$247,653,508
Liabilities
Futures contracts	$(112,298)	$—	$—	$(112,298)
Swap agreements	—	(105,085)	—	(105,085)
Forward foreign currency contracts	—	(13,262)	—	(13,262)
Total	$(112,298)	$(118,347)	$—	$(230,645)

At November 30, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,566,128, represented 9.1% of the Fund’s net assets at period end.

5

Floating or variable rate securities. The rates disclosed are as of November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

6	Perpetual investment. Date shown reflects the next call date.

7

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8	Rate shown reflects yield at November 30, 2025.
9	Includes $4,407,291 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,471,580 and non-cash collateral of $2,931.
10

If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

11

Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

12

If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

13	Payments made or received are based on the notional amount.

Portfolio acronyms:

DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRN	Floating Rate Note
HSBC	HSBC Bank PLC
JPMCB	JP Morgan Chase Bank
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Co.
TBA	To-Be-Announced Security

Currency type abbreviations:

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

UBS U.S. Allocation Fund

Valuation of investments:

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

UBS U.S. Allocation Fund

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated August 31, 2025.